Goodwill and Intangible Assets - Summary of Key Assumptions Used in Discounted Cash Flow (Detail)	12 Months Ended
Dec. 31, 2017
Foods [member] | Europe [member]
Disclosure of detailed information about intangible assets [Line Items]
Longer-term sustainable growth rates	0.90%
Average near-term nominal growth rates	(2.10%)
Average operating margins	17.00%
Foods [member] | The Americas [member]
Disclosure of detailed information about intangible assets [Line Items]
Longer-term sustainable growth rates	1.50%
Average near-term nominal growth rates	3.80%
Average operating margins	21.00%
Foods [member] | Asia/AMET/RUB [member]
Disclosure of detailed information about intangible assets [Line Items]
Longer-term sustainable growth rates	3.90%
Average near-term nominal growth rates	6.30%
Average operating margins	18.00%
Personal care [member] | The Americas [member]
Disclosure of detailed information about intangible assets [Line Items]
Longer-term sustainable growth rates	1.50%
Average near-term nominal growth rates	4.70%
Average operating margins	20.00%